UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2005

Check here if Amendment [ ];       Amendment Number: ___
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Exis Capital Management, Inc.
Address:          875 Third Avenue
                  29th Floor
                  New York, New York  10022

Form 13F File Number:  028-10928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Genova
Title:     Controller
Phone:     (212) 893-7908

Signature, Place, and Date of Signing:

   /s/  Paul Genova             New York, New York           02/07/2006
 ---------------------       -----------------------         ----------
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    0
                                                           --------------

Form 13F Information Table Entry Total:                              25
                                                           --------------

Form 13F Information Table Value Total:                     $    35,431
                                                           --------------
                                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                     TITLE                    VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                     OF CLASS        CUSIP    (X$1,000)   PRN AMT    PRN  CALL  DSCRETN  MANAGERS SOLE  SHARED  NONE
---------------------             ----------     ---------- ----------  --------   ---- ----- -------- -------- ----- ------- ----

Alkermes Inc.                          PUT       01642T 95 8      478        250    SH          SOLE                250
Forest Laboratories                    CALL      345838 90 6    3,051        750    SH          SOLE                750
ONYX Pharmaceuticals                   CALL      683399 90 9    1,008        350    SH          SOLE                350
ABB LTD                            SPONSORED ADR 000375 20 4    1,409    145,000    SH          SOLE            145,000
Auxilium Pharmaceuticals Inc           COM       05334D 10 7      418     76,000    SH          SOLE             76,000
BIOCRYST PHARMACEUTICALS               COM       09058V 10 3    1,675    100,000    SH          SOLE            100,000
BRIGHAM EXPLORATION CO                 COM       109178 10 3      178     15,000    SH          SOLE             15,000
Cephalon Inc                           COM       156708 10 9      664      9,000    SH          SOLE              9,000
COLLAGENEX PHARMACEUTCLS INC           COM       19419B 10 0      583     55,000    SH          SOLE             55,000
Cosi Inc                               COM       22122P 10 1      585     70,500    SH          SOLE             70,500
Dyax Corp                              COM       26746E 10 3      553    105,000    SH          SOLE            105,000
El Paso Corp                           COM       28336L 10 9   13,194  1,085,000    SH          SOLE          1,085,000
ENSCO Intl Inc                         COM       26874Q 10 0      222      5,000    SH          SOLE              5,000
Forest Labs Inc                        COM       345838 10 6    2,034     50,000    SH          SOLE             50,000
Human Genome Sciences Inc              COM       444903 10 8    1,507    176,000    SH          SOLE            176,000
Immunomedics Inc.                      COM       452907 10 8      365    125,000    SH          SOLE            125,000
InterMune Inc                          COM       45884X 10 3      840     50,000    SH          SOLE             50,000
LIFECELL CORP                          COM       531927 10 1    1,238     65,000    SH          SOLE             65,000
Microsoft Corp                         COM       594918 10 4    2,092     80,000    SH          SOLE             80,000
Nuvelo Inc                             COM NEW   67072M 30 1    1,727    213,000    SH          SOLE            213,000
PARALLEL PETE CORP                     COM       699157 10 3      264     15,500    SH          SOLE             15,500
PROGENICS PHARMACEUTICALS              COM       743187 10 6      900     36,000    SH          SOLE             36,000
SASOL LTD                          SPONSORED ADR 803866 30 0      178      5,000    SH          SOLE              5,000
Sohu Com Inc                           COM       83408W 10 3       92      5,000    SH          SOLE              5,000
Gap Inc Del                            COM       364760 10 8      176     10,000    SH          SOLE             10,000
                              REPORT SUMMARY  25 DATA RECORDS   35,431 2,497,350
